LOOMIS SAYLES FUNDS II

February 4, 2026

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Loomis Sayles Funds II

(File Nos.: 33-39133 and 811-06241)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus dated February 1, 2026, for the Loomis Sayles Global Allocation Fund, Loomis Sayles Growth Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Small Cap Growth Fund and Loomis Sayles Small/Mid Cap Growth Fund, each a series of Loomis Sayles Funds II, do not differ from those contained in Post-Effective Amendment No. 113 that was filed electronically on January 27, 2026.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary